Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Financial assets at fair value through profit or loss
6.	Financial assets at fair value through profit or loss

	December 31, 2024	December 31, 2023
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$1,000	$995,101

During the year ended December 31, 2022, the Group entered into a protected cell rent-a-captive arrangement with an insurance company and made investment of $1,105,540 in a rent-a-captive company, which was established by the insurance company, and during the year ended December 31, 2024, further invested $588,600 under this arrangement. The Group recognized losses on financial assets at fair value through profit or loss amounting to $46,146, $78,128 and $32,311 for the years ended December 31, 2024, 2023 and 2022, respectively. In a rent-a-captive structure, an insurance company establishes a rent-a-captive company and provides services related to insurance to the Group. The Group participates in the captive insurance agreement by investing certain capital and retaining the premium to insure itself against future losses and the premium will be kept in the rent-a-captive company for future claims payments. The insurance company agrees to cause dividends of the rent-a-captive company to be declared and paid to the Group only as approved by Board of Directors of the insurance company. During the year ended December 31, 2024, a dividend of $1,536,555 was declared by the insurance company and received by the Group.